Shareholders' Equity (Share Capital) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended						6 Months Ended
	Nov. 27, 2013	Dec. 31, 2013	Dec. 31, 2013 Ordinary Shares [Member]		Jun. 30, 2014 Ordinary Shares [Member]		Dec. 31, 2012 Ordinary Shares [Member]		Dec. 31, 2013 Treasury Stock [Member]	Jun. 30, 2014 Treasury Stock [Member]		Dec. 31, 2012 Treasury Stock [Member]		Nov. 27, 2013 Underwriters [Member]	Jun. 30, 2014 Convertible Loan Agreement [Member] STINS COMAN [Member]	Jun. 11, 2009 Convertible Loan Agreement [Member] STINS COMAN [Member]	Nov. 27, 2013 Exercise of Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding			12,763,218	[1]	12,763,218	[1]	7,693,792	[1]	2,125 [1]	2,125	[1]	2,125	[1]
Debt agreement, borrowing capacity															$ 35,000	$ 10,000
Debt instrument, annual interest rate															2.47%
Debt instrument, debt agreement, incremental borrowing limit															5,000
Debt conversion, conversion premuim, percentage															10.00%
Debt instrument, borrowings during the period
Debt instrument, face amount															8,100
Issuance of shares At-The-Market, shares			16,028
Gross proceeds from issuace of shares At-The-Market		55
Proceeds from issuance of shares At-The-Market, Net		3
Gross proceeds from issuance of ordinary shares and warrants	6,000
Issuance of shares, shares	3,000,000		3,000,000
Number of shares entitled by warrants	1,500,000													150,000			225,000
Offering price per share	$ 2.00
Offering price per warrant	$ 0.01																$ 0.01
Warrant exercise price	$ 2.50													$ 2.50
Term of warrants	5 years
Net amount received by company after deducting offering expenses.	$ 4,946

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 50,000,000 Ordinary Shares as of June 30, 2014 and December 31, 2013; issued and outstanding Ordinary Shares 12,765,343 as of June 30, 2014 and December 31, 2013 (including 2,125 which are held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of June 30, 2014 and December 31, 2013.